Significant Accounting Policies (Details Narrative) - USD ($)	Apr. 30, 2018	Jan. 31, 2018	Apr. 30, 2017	Jan. 31, 2017	Jan. 31, 2016
Accounting Policies [Abstract]
Cash and cash equivalents			$ 44,203		$ 284